UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

April 30, 2007

1.800342.103

LPS-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (e)	5,016,300	$ 140,206
ArvinMeritor, Inc. (e)	7,057,100	145,729
Drew Industries, Inc. (a)(e)	1,825,400	52,517
FCC Co. Ltd. (d)	650,000	13,071
Federal Screw Works (e)	156,250	1,969
Halla Climate Control Co.	315,000	3,246
INZI Controls Co. Ltd. (e)	919,357	6,457
Johnson Controls, Inc.	2,200,000	225,126
Motonic Corp.	88,310	5,610
Murakami Corp. (e)	739,000	5,196
Musashi Seimitsu Industry Co. Ltd. (d)	200,000	5,215
Owari Precise Products Co. Ltd.	52,000	196
Piolax, Inc. (e)	800,000	15,638
Samsung Climate Control Co. Ltd.	330,050	2,917
Sewon Precision Industries Co. Ltd.	49,860	2,524
Stoneridge, Inc. (a)(e)	1,364,738	15,845
Strattec Security Corp. (a)(e)	500,000	23,690
Tachi-S Co. Ltd.	500,800	4,789
Toyota Auto Body Co. Ltd.	150,000	2,688
Yutaka Giken Co. Ltd.	418,600	11,478
		684,107
Automobiles - 0.0%
Glendale International Corp. (a)	370,300	1,234
Monaco Coach Corp.	1,300,000	19,929
		21,163
Distributors - 0.2%
Compania de Distribucion Integral Logista SA	500,000	39,778
Computerlinks AG	10,000	222
Educational Development Corp. (e)	372,892	2,964
Goodfellow, Inc. (e)	790,000	12,107
Strongco Income Fund (d)	400,000	3,842
Uni-Select, Inc.	878,500	24,189
		83,102
Diversified Consumer Services - 1.1%
Career Education Corp. (a)(d)(e)	9,818,386	290,035
Corinthian Colleges, Inc. (a)	3,300,000	45,639
Johnan Academic Preparatory Institute, Inc.	100,000	228
Kyoshin Co. Ltd.	130,000	410
Matthews International Corp. Class A	902,466	38,048
Meiko Network Japan Co. Ltd.	250,000	1,350
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Shingakukai Co. Ltd.	200,000	$ 1,179
Shuei Yobiko Co. Ltd.	75,000	1,013
Steiner Leisure Ltd. (a)(e)	1,670,000	80,962
Up, Inc. (e)	660,000	4,051
Wao Corp.	100,000	337
		463,252
Hotels, Restaurants & Leisure - 3.1%
Applebee's International, Inc. (e)	7,500,000	203,850
ARK Restaurants Corp.	121,891	4,266
Brinker International, Inc. (e)	6,300,000	195,930
CEC Entertainment, Inc. (a)(e)	3,700,000	154,179
Domino's Pizza, Inc.	1,375,000	44,344
Enterprise Inns PLC	2,000,000	25,633
Flanigan's Enterprises, Inc.	56,200	634
Jack in the Box, Inc. (a)(e)	3,284,500	218,813
Monarch Casino & Resort, Inc. (a)	828,598	22,099
Multimedia Games, Inc. (a)(d)	757,978	8,489
Papa John's International, Inc. (a)(e)	2,650,000	81,382
Punch Taverns Ltd.	350,000	9,125
Red Robin Gourmet Burgers, Inc. (a)	100,000	3,960
Ruby Tuesday, Inc. (e)	6,372,030	170,516
Ruth's Chris Steak House, Inc. (a)	100,000	1,985
Sonic Corp. (a)(e)	5,000,000	112,200
Sportscene Group, Inc. Class A (e)	406,500	5,677
		1,263,082
Household Durables - 5.6%
Abbey PLC (e)	3,400,000	51,036
Barratt Developments PLC (e)	23,900,099	518,967
Beazer Homes USA, Inc. (e)	2,000,000	66,760
Bellway PLC (e)	8,700,000	264,233
Blyth, Inc. (e)	4,000,000	104,400
Chitaly Holdings Ltd.	1,634,000	278
Chromcraft Revington, Inc. (a)(e)	957,300	8,616
Craftmade International, Inc. (e)	435,876	6,926
D.R. Horton, Inc. (d)(e)	31,347,552	695,289
Decorator Industries, Inc. (e)	243,515	1,619
Dominion Homes, Inc. (a)(d)(e)	820,000	4,346
Helen of Troy Ltd. (a)(e)	3,000,200	68,105
Henry Boot PLC (e)	2,515,000	64,743
Hovnanian Enterprises, Inc. Class A (d)	6,172,200	148,071
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
HTL International Holdings Ltd. (e)	26,512,500	$ 15,445
Lenox Group, Inc. (a)(e)	1,390,500	10,985
Libbey, Inc. (e)	1,404,800	26,200
M/I Homes, Inc. (d)(e)	1,730,000	51,433
Meritage Homes Corp. (a)(d)	1,050,000	36,551
MITY Enterprises, Inc. (a)	77,123	1,545
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	4,153
P&F Industries, Inc. Class A (a)(e)	358,249	5,012
Standard Pacific Corp.	2,866,400	59,764
Stanley Furniture Co., Inc. (e)	1,300,000	28,132
Techtronic Industries Co. Ltd.	18,000,000	24,069
Tempur-Pedic International, Inc.	120,000	3,116
Toso Co. Ltd.	300,000	888
		2,270,682
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (d)	952,700	12,000
PetMed Express, Inc. (a)	843,389	9,303
		21,303
Leisure Equipment & Products - 0.5%
Asia Optical Co., Inc.	1,617,011	6,892
JAKKS Pacific, Inc. (a)(e)	1,771,063	42,559
Johnson Health Tech Co. Ltd.	1,366,365	9,433
Jumbo SA	1,320,120	41,433
Marine Products Corp. (e)	3,882,300	34,203
MarineMax, Inc. (a)	890,100	17,651
Pool Corp. (d)	1,296,311	52,021
Trigano SA	100,000	5,697
Western Metals Corp. (a)(e)	459,000	207
		210,096
Media - 0.8%
Astral Media, Inc. Class A (non-vtg.)	270,000	10,533
Carrere Group (a)	55,000	1,486
CBS Corp. Class B	1,000,000	31,770
Championship Auto Racing Teams, Inc. (a)(e)	1,471,600	0
Chime Communications PLC (e)	13,500,000	15,723
Cossette Communication Group, Inc. (sub. vtg.) (a)	390,500	3,729
Idearc, Inc.	1,300,000	45,175
Johnston Press PLC	13,750,000	128,046
Saga Communications, Inc. Class A (a)(e)	1,809,800	18,098
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
TVA Group, Inc. Class B (non-vtg.)	2,086,100	$ 28,569
Westwood One, Inc. (e)	5,053,774	34,416
		317,545
Multiline Retail - 3.9%
Daiwa Co. Ltd.	289,000	672
Dollar General Corp. (e)	31,175,000	665,586
Dollar Tree Stores, Inc. (a)(e)	5,000,000	196,600
Don Quijote Co. Ltd. (d)	250,000	4,512
Gifi (a)(d)	70,000	3,857
Harvey Norman Holdings Ltd.	12,000,000	51,222
Next PLC (e)	14,100,000	662,236
Thanks Japan Corp.	235,000	1,324
Tuesday Morning Corp.	1,049,600	14,652
		1,600,661
Specialty Retail - 4.4%
ARB Corp. Ltd.	500,000	1,798
AutoZone, Inc. (a)	955,400	127,106
Bed Bath & Beyond, Inc. (a)	9,800,000	399,252
BMTC Group, Inc. Class A (sub. vtg.)	3,150,000	58,181
Bricorama SA	30,000	1,965
Camaieu SA (d)	10,000	3,957
Claire's Stores, Inc.	1,800,000	58,626
Clinton Cards PLC	5,000,000	6,848
Conn's, Inc. (a)(d)	725,568	18,828
Finlay Enterprises, Inc. (a)(e)	988,722	5,843
Footstar, Inc. (e)	2,016,000	17,680
French Connection Group PLC	4,000,000	19,275
Friedmans, Inc. Class A (a)(e)	1,500,000	0
Genesco, Inc. (e)	1,931,737	97,900
Glentel, Inc.	90,200	610
Group 1 Automotive, Inc.	300,000	12,300
Hot Topic, Inc. (a)(e)	2,500,009	28,225
JJB Sports PLC	1,400,000	7,789
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,266,876	48,952
Komplett ASA (e)	994,950	19,400
Le Chateau, Inc. Class A (sub. vtg.)	332,300	18,637
Lithia Motors, Inc. Class A (sub. vtg.)	1,200,000	32,340
Lowe's Companies, Inc.	2,500,000	76,400
Monro Muffler Brake, Inc.	714,505	25,008
Monsoon PLC (a)	4,000,000	31,231
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Mothers Work, Inc. (a)(e)	416,541	$ 14,579
Mr. Bricolage SA	299,961	9,537
Nishimatsuya Chain Co. Ltd.	100,000	1,799
O'Reilly Automotive, Inc. (a)	377,500	13,439
Osim International Ltd.	10,000,720	5,036
Pacific Sunwear of California, Inc. (a)(e)	7,549,800	158,017
Pomeroy IT Solutions, Inc. (a)(e)	1,290,645	11,693
Rent-A-Center, Inc. (a)(d)	1,199,966	33,407
Rex Stores Corp. (a)(e)	1,400,000	23,366
RONA, Inc. (a)	375,000	8,143
Ross Stores, Inc.	5,000,000	165,750
ScS Upholstery PLC (e)	2,438,000	16,233
Sincere Watch Ltd.	1,787,715	1,341
Sonic Automotive, Inc. Class A (sub. vtg.)	2,683,152	76,711
The Cato Corp. Class A (sub. vtg.)	1,105,660	23,893
Topps Tiles PLC	3,037,500	16,580
Williams-Sonoma, Inc.	2,250,000	79,245
		1,776,920
Textiles, Apparel & Luxury Goods - 3.0%
Bijou Brigitte Modische Accessoires AG	30,000	6,079
Billabong International Ltd.	1,000,000	13,702
Cherokee, Inc. (e)	495,558	22,756
Delta Apparel, Inc. (e)	859,700	14,838
Folli Follie SA	700,000	28,370
Fossil, Inc. (a)(e)	7,000,000	197,190
Gildan Activewear, Inc. Class A (a)(e)	4,200,000	266,402
Hampshire Group Ltd. (a)(e)	939,557	16,207
Handsome Co. Ltd.	1,485,000	25,603
Iconix Brand Group, Inc. (a)	10,000	201
Il Jeong Industrial Co. Ltd.	10,000	279
JLM Couture, Inc. (a)(e)	197,100	503
K-Swiss, Inc. Class A (e)	2,650,263	76,540
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	1,211,100	30,653
Liz Claiborne, Inc.	4,269,300	190,923
Marimekko Oyj	200,000	4,277
Movado Group, Inc.	700,000	23,044
Quiksilver, Inc. (a)(d)(e)	11,983,000	159,374
Rocky Brands, Inc. (a)(e)	538,458	6,031
Ted Baker PLC	350,000	4,321
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Timberland Co. Class A (a)(e)	4,439,000	$ 114,571
Van de Velde (d)	150,000	7,705
		1,209,569
TOTAL CONSUMER DISCRETIONARY		9,921,482
CONSUMER STAPLES - 7.2%
Beverages - 1.6%
Baron de Ley SA (a)	180,000	11,913
C&C Group PLC	2,900,000	48,952
Constellation Brands, Inc. Class A (sub. vtg.)	17,400,300	389,941
Hansen Natural Corp. (a)(d)	3,300,000	126,060
PepsiAmericas, Inc.	2,575,008	62,161
		639,027
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)(e)	6,700,000	231,351
CVS Corp.	4,500,000	163,080
Majestic Wine PLC	50,016	377
Metro, Inc. Class A (sub. vtg.) (e)	9,687,700	338,227
Ozeki Co. Ltd.	540,000	13,544
President Chain Store Corp.	4,000,600	10,279
Safeway, Inc.	20,600,100	747,784
San-A Co. Ltd.	100,000	3,180
Sligro Food Group NV	1,385,526	57,099
Sundrug Co. Ltd. (d)	900,000	19,144
Tsuruha Holdings, Inc.	55,000	2,043
Village Super Market, Inc. Class A	75,552	3,329
Welcia Kanto Co. Ltd. (d)	7,590	215
Yaoko Co. Ltd.	100,000	2,498
		1,592,150
Food Products - 1.2%
American Italian Pasta Co. Class A (a)(d)(e)	1,843,000	19,720
Cagle's, Inc. Class A (a)(e)	384,193	3,035
Chiquita Brands International, Inc.	1,010,010	14,978
Diamond Foods, Inc.	250,039	4,018
Food Empire Holdings Ltd.	3,608,000	2,565
Fresh Del Monte Produce, Inc. (e)	5,803,800	118,223
Greggs PLC	125,000	12,806
IAWS Group PLC (Ireland)	4,000,000	99,343
Industrias Bachoco SA de CV sponsored ADR	2,515,000	77,034
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Interstate Bakeries Corp. (a)(e)	2,552,816	$ 9,318
Kerry Group PLC Class A	700,000	20,957
People's Food Holdings Ltd.	10,000,000	12,902
President Rice Products PCL	10,000	32
Robert Wiseman Dairies PLC	100,000	912
Samyang Genex Co. Ltd.	120,000	11,883
Select Harvests Ltd.	100,318	841
Singapore Food Industries Ltd.	3,500,000	2,212
Smithfield Foods, Inc. (a)	1,750,000	53,498
Sunjin Co. Ltd. (e)	219,400	8,494
United Food Holdings Ltd.	22,400,000	2,801
Want Want Holdings Ltd.	13,000,000	26,130
		501,702
Personal Products - 0.0%
Nature's Sunshine Products, Inc.	639,203	7,415
Physicians Formula Holdings, Inc.	100,000	2,102
Prestige Brands Holdings, Inc. (a)	5,000	65
Sarantis SA (Reg.)	100,000	1,105
		10,687
Tobacco - 0.5%
Loews Corp. - Carolina Group	2,600,000	198,978
TOTAL CONSUMER STAPLES		2,942,544
ENERGY - 10.3%
Energy Equipment & Services - 2.6%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	26,898
Basic Energy Services, Inc. (a)(e)	2,425,239	62,692
Bristow Group, Inc. (a)(d)(e)	2,343,000	88,097
Calfrac Well Services Ltd.	144,800	2,761
CCS Income Trust (d)	2,000,000	65,501
CHC Helicopter Corp. Class A (sub. vtg.)	700,000	14,600
Enerflex Systems Income Fund	1,050,000	10,974
Ensign Energy Services, Inc.	3,700,000	62,339
Farstad Shipping ASA (d)(e)	2,500,000	65,134
Fugro NV (Certificaten Van Aandelen) unit	2,300,000	125,575
Lufkin Industries, Inc.	200,390	12,468
Oil States International, Inc. (a)(e)	4,484,030	152,143
Pason Systems, Inc. (e)	5,000,000	70,232
Patterson-UTI Energy, Inc.	1,800,000	43,902
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
PHI, Inc. (a)	209,500	$ 5,657
ProSafe ASA (d)	10,500,000	163,607
Solstad Offshore ASA (d)	1,250,000	33,933
Total Energy Services Trust (d)(e)	2,600,800	29,619
Wenzel Downhole Tools Ltd. (a)	580,500	795
		1,036,927
Oil, Gas & Consumable Fuels - 7.7%
Adams Resources & Energy, Inc. (e)	413,200	15,516
Alpha Natural Resources, Inc. (a)	460,000	7,990
Callon Petroleum Co. (a)	341,500	4,713
Chesapeake Energy Corp.	8,750,000	295,313
Cimarex Energy Co. (d)	1,165,500	45,921
CNPC (Hong Kong) Ltd.	25,000,000	11,122
ConocoPhillips	4,000,000	277,400
Encore Acquisition Co. (a)	1,881,956	50,267
ENI Spa	2,500,000	82,800
Euronav NV (d)	500,000	16,860
Hankook Shell Oil Co. Ltd. (e)	77,730	5,282
Harvest Natural Resources, Inc. (a)(d)	1,350,000	13,568
Holly Corp.	100,000	6,360
Mariner Energy, Inc. (a)	1,831,700	41,305
Mariner Energy, Inc. (a)	1,700,000	38,335
Michang Oil Industrial Co. Ltd. (e)	173,900	4,334
National Energy Group, Inc.	548,313	2,939
Occidental Petroleum Corp.	1,875,000	95,063
Oil Search Ltd.	23,000,463	68,381
Petrohawk Energy Corp. (a)	6,400,000	92,480
Petroleo Brasileiro SA Petrobras sponsored ADR	9,800,000	992,047
Petroleum Development Corp. (a)(e)	1,275,000	66,300
Statoil ASA sponsored ADR	1,950,000	54,737
Swift Energy Co. (a)	900,000	36,585
Tap Oil NL (a)(e)	9,100,000	11,336
Teekay Shipping Corp. (e)	4,100,000	244,565
Tesoro Corp.	1,000,000	121,200
Tsakos Energy Navigation Ltd.	370,000	21,146
USEC, Inc. (a)(e)	8,500,000	171,445
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc. (d)(e)	6,800,000	$ 206,380
World Fuel Services Corp.	1,000,000	46,210
		3,147,900
TOTAL ENERGY		4,184,827
FINANCIALS - 11.3%
Capital Markets - 0.4%
Investors Financial Services Corp.	2,349,986	145,417
Massachusetts Financial Corp. Class A (a)(e)	763,800	2,406
Norvestia Oyj (B Shares)	675,000	7,682
TradeStation Group, Inc. (a)	88,700	1,080
		156,585
Commercial Banks - 3.0%
Anglo Irish Bank Corp. PLC	14,954,373	337,732
Bank of the Ozarks, Inc. (e)	1,674,465	49,346
BOK Financial Corp.	995,969	51,123
Cascade Financial Corp.	158,552	2,583
Cathay General Bancorp (e)	4,036,184	132,346
Columbia Bancorp, Oregon (d)	124,387	2,565
East West Bancorp, Inc.	201,830	8,045
Epic Bancorp (e)	272,812	4,024
First Bancorp, Puerto Rico (d)(e)	8,024,000	100,621
First National Lincoln Corp., Maine	162,104	2,616
Great Southern Bancorp, Inc.	302,708	8,288
Hanmi Financial Corp.	1,789,952	29,373
International Bancshares Corp.	1,500,049	43,126
Merrill Merchants Bancshares, Inc.	142,478	4,303
Nara Bancorp, Inc.	1,131,048	18,674
National City Corp.	499,960	18,274
Northrim Bancorp, Inc. (e)	404,896	11,422
Oriental Financial Group, Inc. (e)	1,495,276	17,300
OTP Bank Ltd.	100,000	5,124
OTP Bank Ltd. unit	200,000	20,440
Popular, Inc. (d)	6,100,012	102,541
Prosperity Bancshares, Inc.	99,965	3,468
R&G Financial Corp. Class B (e)	1,860,500	7,833
Ringerikes Sparebank (e)	49,950	1,259
Ringkjoebing Bank (Reg.)	75,000	13,737
S.Y. Bancorp, Inc. (e)	800,694	18,864
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Smithtown Bancorp, Inc. (d)	409,101	$ 9,295
Southwest Bancorp, Inc., Oklahoma	699,969	17,149
Sparebanken More (primary capital certificate)	70,000	3,000
Sparebanken Rogaland (primary capital certificate) (d)	338,333	9,867
Sterling Bancorp, New York	331,857	5,744
Sterling Financial Corp., Washington	215,953	6,366
Sydbank AS	1,500,000	84,618
UCBH Holdings, Inc.	50,005	898
W Holding Co., Inc. (d)(e)	10,402,548	50,348
		1,202,312
Consumer Finance - 0.4%
Aeon Credit Service (Asia) Co. Ltd.	12,100,000	10,518
Cattles PLC	17,000,000	136,048
JCG Holdings Ltd.	14,500,000	10,992
Nicholas Financial, Inc. (a)(e)	500,048	6,216
		163,774
Diversified Financial Services - 0.1%
Newship Ltd. (a)	2,500	722
OKO Bank (A Shares) (d)	1,000,000	19,104
		19,826
Insurance - 5.5%
Assurant, Inc.	4,000,000	230,120
Axis Capital Holdings Ltd.	4,800,000	178,080
Commerce Group, Inc., Massachusetts (e)	3,394,696	110,701
Employers Holdings, Inc.	400,000	7,932
Endurance Specialty Holdings Ltd.	907,700	33,966
Fidelity National Financial, Inc. Class A	2,900,001	73,921
Financial Industries Corp. (a)(e)	1,294,465	8,349
Genworth Financial, Inc. Class A (non-vtg.)	8,250,030	301,044
IPC Holdings Ltd. (e)	3,750,000	112,425
National Interstate Corp.	277,401	6,647
National Western Life Insurance Co. Class A (e)	233,238	62,438
Nationwide Financial Services, Inc. Class A (sub. vtg.)	2,738,500	156,451
Old Republic International Corp.	2,800,014	59,556
Philadelphia Consolidated Holdings Corp. (a)	3,450,000	149,730
Protective Life Corp.	1,900,000	89,110
RenaissanceRe Holdings Ltd.	3,100,000	167,865
Universal American Financial Corp. (a)	1,209,997	22,458
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
UnumProvident Corp. (d)(e)	18,000,000	$ 447,840
UnumProvident Corp. unit	900,000	33,372
		2,252,005
Real Estate Investment Trusts - 0.0%
Equity Residential (SBI)	350,000	16,251
VastNed Offices/Industrial NV	75,000	3,081
		19,332
Real Estate Management & Development - 0.1%
Housevalues, Inc. (a)(d)	931,052	4,525
Tejon Ranch Co. (a)(e)	980,300	48,839
		53,364
Thrifts & Mortgage Finance - 1.8%
Farmer Mac Class C (non-vtg.)	369,406	10,114
First Financial Service Corp.	140,000	3,962
First Mutual Bancshares, Inc. (e)	666,400	14,727
Fremont General Corp. (d)(e)	6,250,000	47,188
HMN Financial, Inc.	43,004	1,464
Logansport Financial Corp.	35,000	586
North Central Bancshares, Inc. (e)	136,328	5,542
Northern Rock PLC	1,900,000	40,915
People's United Financial, Inc.	625,000	12,444
Radian Group, Inc.	2,400,000	139,464
Severn Bancorp, Inc.	460,084	8,525
The PMI Group, Inc. (e)	8,925,000	432,595
Washington Savings Bank Fsb (e)	462,150	3,951
		721,477
TOTAL FINANCIALS		4,588,675
HEALTH CARE - 7.8%
Biotechnology - 0.0%
Vital BioTech Holdings Ltd.	5,000,000	160
Health Care Equipment & Supplies - 1.1%
Candela Corp. (a)	327,100	3,781
Cantel Medical Corp. (a)(e)	949,500	17,395
Cochlear Ltd.	500,000	26,346
Cooper Companies, Inc. (e)	2,500,012	127,751
Escalon Medical Corp. (a)(d)(e)	585,100	2,358
Exactech, Inc. (a)(e)	1,133,700	18,910
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Golden Meditech Co. Ltd. (a)	12,384,000	$ 5,351
Home Diagnostics, Inc.	250,000	2,828
Kensey Nash Corp. (a)	299,950	7,715
Lifecore Biomedical, Inc. (a)	100,000	1,852
Medical Action Industries, Inc. (a)(e)	1,568,250	35,725
Merit Medical Systems, Inc. (a)(e)	2,450,000	28,249
Nakanishi, Inc.	220,000	25,825
National Dentex Corp. (a)(e)	526,549	7,282
Neogen Corp. (a)	83,335	2,088
Nutraceutical International Corp. (a)(e)	1,143,504	18,662
Orthofix International NV (a)(e)	1,400,000	73,780
Theragenics Corp. (a)(e)	2,950,000	17,759
Utah Medical Products, Inc. (e)	473,300	15,415
Young Innovations, Inc. (e)	860,776	23,491
		462,563
Health Care Providers & Services - 4.9%
American HomePatient, Inc. (a)(e)	1,735,000	4,754
AMERIGROUP Corp. (a)	2,100,000	59,073
AmSurg Corp. (a)(e)	2,550,012	58,523
Apria Healthcare Group, Inc. (a)(e)	4,350,000	138,069
Bio-Reference Laboratories, Inc. (a)	349,979	9,439
Centene Corp. (a)	1,600,000	33,296
CML Healthcare Income Fund (d)	3,234,400	43,333
Community Health Systems, Inc. (a)	2,650,000	97,520
Corvel Corp. (a)	290,033	7,886
Coventry Health Care, Inc. (a)	400,000	23,132
Grupo Casa Saba SA de CV sponsored ADR	192,400	6,542
Health Management Associates, Inc. Class A (e)	24,718,900	264,245
Healthspring, Inc. (a)	600,000	14,112
Horizon Health Corp. (a)(e)	875,000	16,949
Japan Medical Dynamic Marketing, Inc. (d)	100,000	259
LHC Group, Inc. (a)	10,000	261
LifePoint Hospitals, Inc. (a)(e)	3,500,000	127,785
Lincare Holdings, Inc. (a)(e)	9,562,000	377,125
Magellan Health Services, Inc. (a)	335,000	14,372
National Healthcare Corp.	537,185	27,563
Odyssey Healthcare, Inc. (a)(e)	2,838,000	37,859
Omnicare, Inc.	958,700	31,800
Option Care, Inc. (e)	3,415,694	46,658
Patterson Companies, Inc. (a)	4,300,036	155,059
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
RehabCare Group, Inc. (a)(e)	1,220,000	$ 19,984
ResCare, Inc. (a)(e)	1,541,824	27,599
United Drug PLC:
(Ireland)	2,629,050	14,458
(United Kingdom)	906,695	4,936
UnitedHealth Group, Inc.	6,000,000	318,360
		1,980,951
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc.	22,500	519
Computer Programs & Systems, Inc.	60,000	1,911
IMS Health, Inc.	2,000,000	58,660
		61,090
Life Sciences Tools & Services - 0.2%
ICON PLC sponsored ADR	1,830,000	85,882
PRA International (a)	75,839	1,723
Seracare Life Sciences, Inc. (a)	259,491	1,946
		89,551
Pharmaceuticals - 1.5%
Fornix Biosciences NV	112,922	3,466
Il Dong Pharmaceutical Co. Ltd.	182,013	8,006
Merck & Co., Inc.	5,000,000	257,200
Par Pharmaceutical Companies, Inc. (a)	100,000	2,693
Pfizer, Inc.	11,500,000	304,290
Sciele Pharma, Inc. (a)(d)	509,000	12,582
Tong Ren Tang Technologies Co. Ltd. (H Shares)	400,000	782
Torii Pharmaceutical Co. Ltd.	107,600	1,726
Whanin Pharmaceutical Co. Ltd.	280,000	4,248
		594,993
TOTAL HEALTH CARE		3,189,308
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.0%
Astronics Corp. (a)	11,416	226
CAE, Inc. (e)	15,200,000	176,528
Cobham PLC	6,000,000	25,043
Ducommun, Inc. (a)(e)	653,100	18,626
Moog, Inc. Class A (a)(e)	3,752,700	159,565
Pemco Aviation Group, Inc. (a)(e)	245,280	2,396
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Allied Defense Group, Inc. (a)(e)	355,288	$ 2,924
Triumph Group, Inc.	500,000	30,405
		415,713
Air Freight & Logistics - 0.1%
AirNet Systems, Inc. (a)(e)	593,400	2,095
Baltrans Holdings Ltd.	5,000,000	3,055
Forward Air Corp.	436,407	13,315
		18,465
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)(e)	5,414,206	32,323
MAIR Holdings, Inc. (a)(e)	2,000,026	14,060
Pinnacle Airlines Corp. (a)(d)	568,353	9,304
Republic Airways Holdings, Inc. (a)	1,539,687	32,734
Ryanair Holdings PLC sponsored ADR (a)	900,000	42,003
		130,424
Building Products - 1.7%
Aaon, Inc.	375,252	9,280
Chosun Refractories Co.	118,000	7,998
Dynasty Ceramic PCL (For. Reg.)	500,000	211
Insteel Industries, Inc.	509,150	8,498
Kingspan Group PLC (Ireland)	3,200,000	89,954
Kondotec, Inc.	200,000	1,619
NCI Building Systems, Inc. (a)(d)(e)	1,999,950	99,938
Permasteelisa Spa	375,000	10,142
Simpson Manufacturing Co. Ltd. (d)(e)	4,810,736	154,761
USG Corp. (a)(d)(e)	6,400,000	295,360
		677,761
Commercial Services & Supplies - 0.3%
AJIS Co. Ltd.	30,000	702
GFK AG	63,600	2,933
Labor Ready, Inc. (a)(e)	2,399,989	52,080
Mitie Group PLC	5,400,000	25,562
Navigant Consulting, Inc. (a)	1,200,346	23,023
RCM Technologies, Inc. (a)(e)	1,140,063	8,436
Roto Smeets de Boer NV	110,000	6,440
Schawk, Inc. Class A	580,885	10,473
Spherion Corp. (a)	845,091	7,226
Wesco, Inc.	300,000	926
		137,801
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.5%
Abengoa SA	250,000	$ 10,074
Actividades de Construccion y Servicios SA (ACS)	1,900,000	118,618
Aoki Marine Co. Ltd.	116,000	404
Arcadis NV	415,000	28,893
Chodai Co. Ltd.	100,000	402
Dongyang Express & Construction Corp.	20,650	992
Heijmans NV (e)	1,875,000	116,443
Hibiya Engineering Ltd.	1,200,000	9,988
Imtech NV	400,000	32,232
Jacobs Engineering Group, Inc. (a)	3,600,000	181,548
Kaneshita Construction Co. Ltd.	815,000	3,885
Keller Group PLC	150,000	3,022
KHD Humboldt Wedag International Ltd. (a)(e)	763,800	37,052
Kier Group PLC	500,000	24,673
Koninklijke BAM Groep NV	2,800,000	74,622
Kyeryong Construction Industrial Co. Ltd.	215,000	9,978
Matsui Construction Co. Ltd.	350,000	1,671
Sanyo Engineering & Construction, Inc.	1,000,000	6,435
Shaw Group, Inc. (a)(e)	6,239,953	202,362
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	14,129
ShoLodge, Inc. (a)(e)	500,627	2,628
Stantec, Inc. (a)(e)	3,786,600	112,755
Takada Kiko Co. Ltd.	34,000	130
Takigami Steel Construction Co. Ltd.	200,000	935
URS Corp. (a)	730,100	31,905
Yurtec Corp.	1,150,000	5,894
		1,031,670
Electrical Equipment - 2.0%
Acbel Polytech, Inc.	558,985	239
Aichi Electric Co. Ltd.	900,000	3,042
AZZ, Inc. (a)(e)	544,100	31,068
Belden CDT, Inc.	1,500,000	83,820
BYD Co. Ltd. (H Shares) (a)	1,500,000	9,338
C&D Technologies, Inc. (d)(e)	1,797,386	9,041
Chase Corp. (e)	404,700	11,477
Deswell Industries, Inc. (e)	907,214	11,150
Dewey Electronics Corp. (a)	61,200	188
Draka Holding NV (a)(d)(e)	3,332,396	128,373
Encore Wire Corp. (d)(e)	2,319,200	64,242
EnerSys (a)	614,391	10,008
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Genlyte Group, Inc. (a)(e)	2,650,000	$ 206,727
GrafTech International Ltd. (a)(e)	7,541,498	75,264
Koito Industries Ltd.	650,000	2,385
Korea Electric Terminal Co. Ltd. (e)	610,000	12,484
Nexans SA (d)	425,000	63,169
Power Logics Co. Ltd. (a)	525,000	3,534
Superior Essex, Inc. (a)(e)	1,685,040	60,156
Universal Security Instruments, Inc. (a)(e)	241,255	7,479
		793,184
Industrial Conglomerates - 0.8%
DCC plc (Ireland) (e)	8,300,000	278,624
Teleflex, Inc.	700,000	50,281
		328,905
Machinery - 1.0%
A.S.V., Inc. (a)(d)	350,000	5,313
Aalberts Industries NV (d)	143,414	15,306
Briggs & Stratton Corp.	187,600	5,566
Cascade Corp. (e)	1,216,700	75,399
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,096,553	27,151
Donaldson Co., Inc.	70,000	2,514
First Engineering Ltd.	3,500,000	2,235
FKI PLC	2,200,000	5,323
Foremost Income Fund (e)	1,440,000	21,667
Gardner Denver, Inc. (a)	1,000,000	37,800
Gehl Co. (a)	426,987	12,498
Greenbrier Companies, Inc. (e)	1,584,500	36,348
Hardinge, Inc. (e)	884,287	24,592
Ingersoll-Rand Co. Ltd. Class A	1,600,000	71,440
Quipp, Inc. (e)	141,500	1,132
S&T Corp.	226,666	8,047
Seksun Corp. Ltd. (e)	28,500,000	10,506
The Weir Group PLC	500,000	6,483
Trifast PLC (e)	7,142,858	11,997
Twin Disc, Inc.	104,776	6,345
Velan, Inc. (sub. vtg.) (a)	421,900	6,531
Wolverine Tube, Inc. (a)(d)(e)	1,276,181	2,744
		396,937
Marine - 0.0%
Tokyo Kisen Co. Ltd. (e)	550,000	4,143
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
Dongyang Express Bus Corp.	10,660	$ 199
Heartland Express, Inc.	2,650,017	45,660
Hutech Norin Co. Ltd.	140,000	1,210
Japan Logistic Systems Corp.	300,000	953
Knight Transportation, Inc. (d)	1,920,000	37,382
Marten Transport Ltd. (a)(e)	1,250,021	22,563
Old Dominion Freight Lines, Inc. (a)(e)	3,315,103	97,994
P.A.M. Transportation Services, Inc. (a)(e)	604,575	11,529
Quality Distribution, Inc. (a)	5,000	45
Sakai Moving Service Co. Ltd.	228,900	7,074
Swift Transportation Co., Inc. (a)	334,000	10,448
Trancom Co. Ltd.	300,000	4,922
Universal Truckload Services, Inc. (a)	482,136	11,239
YRC Worldwide, Inc. (a)	1,950,000	77,591
		328,809
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	275,000	6,670
Beacon Roofing Supply, Inc. (a)	82,100	1,291
Brammer PLC	1,900,000	12,954
Grafton Group PLC unit	4,500,017	66,934
Richelieu Hardware Ltd.	845,200	18,505
SIG PLC	1,350,000	34,470
Uehara Sei Shoji Co. Ltd.	1,100,000	4,961
Wakita & Co. Ltd.	650,000	5,101
		150,886
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	832,000	5,123
Meiko Transportation Co. Ltd.	400,000	4,623
		9,746
TOTAL INDUSTRIALS		4,424,444
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.5%
Adtran, Inc.	1,779,400	45,286
Applied Innovation, Inc. (a)(e)	1,027,232	3,523
Bel Fuse, Inc. Class A	451,427	15,845
Black Box Corp. (e)	1,981,025	72,189
Blonder Tongue Laboratories, Inc. (a)(e)	329,783	574
ClearOne Communications, Inc. (a)(e)	940,503	6,170
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comba Telecom Systems Holdings Ltd.	1,000,000	$ 435
Communications Systems, Inc. (e)	688,881	7,819
Ditech Networks, Inc. (a)(e)	3,234,000	28,136
ECI Telecom Ltd. (a)	2,999,996	25,080
Gemtek Technology Corp.	499,988	1,288
Intracom Holdings SA (Reg.) (a)	5,984,000	34,133
Nera Telecommunications Ltd.	9,000,000	2,547
NETGEAR, Inc. (a)(e)	3,340,057	112,259
Optical Cable Corp. (a)(e)	601,700	3,171
Packeteer, Inc. (a)(e)	3,595,746	34,160
Plantronics, Inc. (d)(e)	4,755,400	119,408
Sunrise Telecom, Inc. (a)	668,758	2,234
TKH Group NV unit	800,000	85,096
		599,353
Computers & Peripherals - 1.3%
ASUSTeK Computer, Inc.	1,331,000	3,052
Chicony Electronics Co. Ltd.	1,000,000	1,501
Datapulse Technology Ltd.	3,550,000	561
Dataram Corp. (e)	858,800	3,624
High Tech Computer Corp.	129,600	1,945
Komag, Inc. (a)(e)	3,115,730	85,714
Logitech International SA (Reg.) (a)	5,600,000	150,696
Neoware, Inc. (a)(d)(e)	1,450,000	17,168
Overland Storage, Inc. (a)(e)	1,005,799	3,752
Qualstar Corp. (a)(e)	1,112,703	3,338
Seagate Technology	7,500,000	166,125
Supermicro Computer, Inc.	400,000	4,164
TPV Technology Ltd.	28,000,000	18,863
Unisteel Technology Ltd.	15,843,750	25,342
Xyratex Ltd. (a)(e)	2,407,620	53,883
		539,728
Electronic Equipment & Instruments - 3.5%
CPI International, Inc. (e)	1,059,900	20,541
CTS Corp.	1,314,125	17,189
Delta Electronics, Inc.	15,409,098	48,333
Delta Electronics PCL (For. Reg.)	31,326,800	13,963
Global Imaging Systems, Inc. (a)(e)	4,999,980	144,449
Hon Hai Precision Industry Co. Ltd. (Foxconn)	62,586,953	416,113
Huan Hsin Holdings Ltd.	2,500,000	971
Ingram Micro, Inc. Class A (a)	2,389,200	46,876
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Insight Enterprises, Inc. (a)	1,193,578	$ 23,657
INTOPS Co. Ltd.	100,000	3,156
Jabil Circuit, Inc.	8,000,015	186,400
Jurong Technologies Industrial Corp. Ltd.	14,300,000	8,660
Kingboard Chemical Holdings Ltd.	34,980,000	164,111
Kingboard Laminates Holdings Ltd.	1,590,000	1,492
Mercury Computer Systems, Inc. (a)(e)	1,277,670	17,338
Mesa Laboratories, Inc. (e)	230,760	4,401
Micronetics, Inc. (a)(e)	387,672	3,160
MOCON, Inc. (e)	331,401	4,404
Multi-Fineline Electronix, Inc. (a)(d)	1,000,000	16,030
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	6,895
Orbotech Ltd. (a)(e)	2,999,985	68,790
Samsung SDI Co. Ltd. GDR (f)	200,000	2,945
ScanSource, Inc. (a)(e)	2,572,500	73,882
SED International Holdings, Inc. (a)(e)	480,000	480
Sigmatron International, Inc. (a)(e)	371,880	3,503
Sinotronics Holdings Ltd.	13,000,000	1,861
Spectrum Control, Inc. (a)(e)	973,381	13,257
SYNNEX Corp. (a)(e)	2,458,100	48,056
Taitron Components, Inc. Class A (sub. vtg.)	387,982	1,048
Tomen Electronics Corp. (d)	70,000	1,069
Transportation-Lux Corp.	64,100	436
TT electronics PLC (e)	8,130,000	38,200
Varitronix International Ltd.	11,000,000	7,368
Winland Electronics, Inc. (a)(e)	356,100	1,300
Wireless Telecom Group, Inc. (a)(e)	1,717,712	5,205
		1,415,539
Internet Software & Services - 0.0%
Internet Gold Golden Lines Ltd. (a)	548,100	7,794
j2 Global Communications, Inc. (a)	20,000	575
YP Corp. (a)	1,517,300	1,077
		9,446
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	119,820
Cass Information Systems, Inc.	72,958	2,392
Computer Sciences Corp. (a)	3,400,000	188,836
CSE Global Ltd.	8,000,000	9,268
Daitec Holding	7,896	3,249
Euronet Worldwide, Inc. (a)(d)	300,000	8,355
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	671,762	$ 33,944
Fiserv, Inc. (a)	1,125,000	59,816
Global Payments, Inc.	200,000	7,596
Indra Sistemas SA	1,300,000	32,198
infoUSA, Inc.	1,280,952	12,028
Mastercard, Inc. Class A	341,800	38,172
MoneyGram International, Inc.	429,500	12,211
TALX Corp.	821,318	28,327
The BISYS Group, Inc. (a)	3,915,900	45,307
The Western Union Co.	2,950,000	62,098
Total System Services, Inc. (d)	500,000	15,530
Wright Express Corp. (a)	350,000	11,029
		690,176
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	114,800	4,568
Semiconductors & Semiconductor Equipment - 1.4%
Aviza Technology, Inc. (a)	750,299	6,453
Axcelis Technologies, Inc. (a)(e)	9,000,004	68,850
BE Semiconductor Industries NV (NY Shares) (a)	1,700,000	11,274
Catalyst Semiconductor, Inc. (a)(e)	1,727,985	6,549
Cree, Inc. (a)	351,200	7,164
Eagle Test Systems, Inc. (e)	1,378,685	23,810
Fujitsu Devices, Inc.	65,000	944
Integrated Device Technology, Inc. (a)	160,000	2,397
Intest Corp. (a)(e)	909,300	4,192
KEC Corp. (a)(e)	5,587,500	5,789
KEC Holdings Co. Ltd. (e)	1,862,499	3,069
Leadis Technology, Inc. (a)	424,983	1,470
Maxim Integrated Products, Inc.	7,700,000	244,244
MediaTek, Inc.	4,235,000	53,135
Melexis NV (e)	3,045,000	58,879
Omnivision Technologies, Inc. (a)(d)(e)	3,025,000	40,898
Semtech Corp. (a)	1,100,000	15,862
SigmaTel, Inc. (a)(e)	3,349,500	12,896
Taiwan Mask Corp.	5,250,000	3,167
		571,042
Software - 2.9%
Ansoft Corp. (a)	17,500	565
Ansys, Inc. (a)(e)	2,869,972	146,943
Catapult Communications Corp. (a)(e)	1,482,532	14,647
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Dynamics Research Corp. (a)	244,961	$ 2,998
ebix.com, Inc. (a)	59,775	1,814
ECtel Ltd. (a)(e)	1,750,025	6,143
Epicor Software Corp. (a)	875,000	12,688
EPIQ Systems, Inc. (a)	317,710	7,507
Exact Holdings NV	1,150,000	40,284
FactSet Research Systems, Inc.	414,500	25,496
Fair, Isaac & Co., Inc. (e)	2,999,989	107,130
ICT Automatisering NV (d)(e)	440,001	9,066
Infomedia Ltd.	600,000	314
Jack Henry & Associates, Inc. (e)	6,200,000	147,250
Kronos, Inc. (a)	1,000,117	54,576
MacDonald Dettwiler & Associates Ltd. (a)	300,000	13,385
Oracle Corp. (a)	24,000,000	451,200
Pervasive Software, Inc. (a)(e)	2,314,844	9,537
Progress Software Corp. (a)(e)	2,382,878	71,796
Sonic Solutions, Inc. (a)	50,000	652
Springsoft, Inc.	6,612,441	11,035
Unit 4 Agresso NV (a)	550,000	14,853
		1,149,879
TOTAL INFORMATION TECHNOLOGY		4,979,731
MATERIALS - 4.9%
Chemicals - 1.6%
American Vanguard Corp. (d)	133,005	1,966
Aronkasei Co. Ltd.	700,000	3,149
Dongbu Fine Chemical Co. Ltd.	135,080	1,995
FMC Corp. (e)	2,875,000	221,174
Innospec, Inc. (e)	1,234,683	66,290
Kendrion NV (a)	50,000	1,432
Korea Polyol Co. Ltd.	111,450	6,870
KPC Holdings Corp.	43,478	2,105
Miwon Commercial Co. Ltd.	16,530	575
OM Group, Inc. (a)(e)	2,600,000	136,578
Rockwood Holdings, Inc. (a)	248,000	7,614
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	1,028
Yara International ASA (d)	7,000,000	206,201
		656,977
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.4%
Brampton Brick Ltd. Class A (sub. vtg.)	827,000	$ 10,990
Cemex SA de CV sponsored ADR	3,085,010	100,263
Eagle Materials, Inc.	22,178	989
Titan Cement Co. SA (Reg.)	700,000	40,119
		152,361
Containers & Packaging - 0.3%
Peak International Ltd. (a)(e)	997,600	3,083
Silgan Holdings, Inc.	1,804,908	103,566
Starlite Holdings Ltd.	1,000,000	65
		106,714
Metals & Mining - 2.1%
Algoma Steel, Inc. (a)	650,000	32,251
Arcelor Mittal	1,500,000	80,130
Blue Earth Refineries, Inc.	439,200	1,006
Claymont Steel Holdings, Inc.	250,000	5,780
Compania de Minas Buenaventura SA sponsored ADR	3,433,600	111,867
Croesus Mining NL (a)	1,100,000	0
Equigold NL	2,950,000	4,520
Equigold NL warrants 5/31/07 (a)	737,500	276
Gerdau SA sponsored ADR (d)	5,400,000	108,162
Gibraltar Industries, Inc.	249,585	5,566
Grupo Imsa SA de CV	4,500,000	27,528
Hanil Iron & Steel Co.	55,000	1,570
Industrias Penoles SA de CV	3,500,000	43,177
Keystone Consolidated Industries, Inc. (a)	10,500	237
Korea Steel Shapes Co. Ltd.	45,960	2,480
POSCO sponsored ADR	4,000,000	418,960
Reliance Steel & Aluminum Co.	65,000	3,861
Samuel Manu-Tech, Inc.	250,000	3,030
Tohoku Steel Co. Ltd.	275,000	2,927
Verzatec SA de CV (a)	4,500,000	3,164
Webco Industries, Inc. (a)	15,963	1,516
Wheeling Pittsburgh Corp. (a)	679,375	16,400
		874,408
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)(e)	2,271,615	28,781
Gunns Ltd.	2,129,867	6,102
Sino-Forest Corp. (a)(e)	8,400,000	102,171
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
Sino-Forest Corp. (a)(e)(f)	4,400,000	$ 53,518
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,200,000	23,976
		214,548
TOTAL MATERIALS		2,005,008
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (e)	1,200,300	30,296
Prysmian SPA	606,300	12,410
PT Telkomunikasi Indonesia Tbk sponsored ADR	750,000	34,448
XETA Technologies, Inc. (a)(e)	897,469	3,392
		80,546
Wireless Telecommunication Services - 0.3%
Cosmote Mobile Telecommunications SA	1,700,000	53,681
SK Telecom Co. Ltd. sponsored ADR	2,400,000	59,592
		113,273
TOTAL TELECOMMUNICATION SERVICES		193,819
UTILITIES - 0.3%
Electric Utilities - 0.2%
Korea Electric Power Corp. sponsored ADR	4,400,000	90,992
Maine & Maritimes Corp. (a)(e)	151,838	3,539
		94,531
Gas Utilities - 0.1%
E1 Corp.	5,000	378
Hokuriku Gas Co.	1,700,000	5,189
Keiyo Gas Co. Ltd.	223,000	1,168
KyungDong City Gas Co. Ltd.	140,000	6,222
Otaki Gas Co. Ltd.	654,000	3,452
Shinnihon Gas Corp.	31,000	122
		16,531
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. BHD	713,000	333
TOTAL UTILITIES		111,395
TOTAL COMMON STOCKS (Cost $20,716,274)		36,541,233
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Impath Bankruptcy Liquidating Trust Class A	1,665,000	$ 1,832
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem Spa (Risp)	300,000	7,068
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,102)		8,900
Money Market Funds - 13.2%

Fidelity Cash Central Fund, 5.29% (b)	4,048,234,009	4,048,234
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	1,309,831,218	1,309,831
TOTAL MONEY MARKET FUNDS (Cost $5,358,065)		5,358,065
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $26,093,441)		41,908,198
NET OTHER ASSETS - (3.1)%		(1,253,578)
NET ASSETS - 100%		$ 40,654,620
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,463,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 142,296
Fidelity Securities Lending Cash Central Fund	7,994
Total	$ 150,290
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Abbey PLC	$ 37,862	$ -	$ 104	$ 1,564	$ 51,036
ACE Cash Express, Inc.	37,275	-	37,946	-	-
Adams Resources & Energy, Inc.	17,024	27	356	177	15,516
Advanced Marketing Services, Inc.	7,323	-	324	-	-
AirNet Systems, Inc.	1,780	-	-	-	2,095
American Axle & Manufacturing Holdings, Inc.	82,167	-	-	2,257	140,206
American HomePatient, Inc.	2,394	-	-	-	4,754
American Italian Pasta Co. Class A	15,315	-	-	-	19,720
AMERIGROUP Corp.	98,940	-	42,719	-	-
AmSurg Corp.	53,873	5,211	3,112	-	58,523
Ansys, Inc.	131,703	-	-	-	146,943
Applebee's International, Inc.	146,520	-	19,279	1,760	203,850
Applied Innovation, Inc.	3,349	-	-	-	3,523
Apria Healthcare Group, Inc.	78,509	-	4,301	-	138,069
ArvinMeritor, Inc.	115,584	531	-	2,114	145,729
Astronics Corp.	7,840	-	10,067	-	-
Atlantic Tele-Network, Inc.	22,302	-	-	504	30,296
Axcelis Technologies, Inc.	49,770	-	-	-	68,850
AZZ, Inc.	16,323	-	-	-	31,068
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bairnco Corp.	$ 5,177	$ -	$ 5,667	$ 65	$ -
Bank of the Ozarks, Inc.	51,013	2,474	-	485	49,346
Barratt Developments PLC	433,675	-	1,349	14,802	518,967
Basic Energy Services, Inc.	22,950	36,094	-	-	62,692
Beazer Homes USA, Inc.	56,282	27,338	-	535	66,760
Bellway PLC	208,344	-	19,967	3,582	264,233
BJ's Wholesale Club, Inc.	199,531	-	9,736	-	231,351
Black Box Corp.	81,440	-	-	357	72,189
Blonder Tongue Laboratories, Inc.	709	-	206	-	574
Blyth, Inc.	71,604	-	2,498	2,160	104,400
Brinker International, Inc.	150,242	-	21,321	1,666	195,930
Bristow Group, Inc.	79,157	240	-	-	88,097
Buckeye Technologies, Inc.	28,080	-	18,406	-	28,781
C&D Technologies, Inc.	18,125	-	3,919	-	9,041
CAE, Inc.	120,779	-	5,701	342	176,528
Cagle's, Inc. Class A	2,963	-	694	-	3,035
Cantel Medical Corp.	22,255	-	9,267	-	17,395
Career Education Corp.	279,431	-	-	-	290,035
Cascade Corp.	46,435	-	2,391	389	75,399
Catalyst Semiconductor, Inc.	5,616	-	-	-	6,549
Catapult Communications Corp.	14,875	48	-	-	14,647
Cathay General Bancorp	131,610	17,346	1,841	1,096	132,346
Cattles PLC	109,024	-	4,073	5,890	-
CEC Entertainment, Inc.	109,261	-	-	-	154,179
Championship Auto Racing Teams, Inc.	-	-	-	-	-
Chase Corp.	6,378	-	-	162	11,477
Cherokee, Inc.	21,970	-	2,747	1,156	22,756
Chime Communications PLC	10,091	-	1,215	48	15,723
Chromcraft Revington, Inc.	11,248	-	-	-	8,616
ClearOne Communications, Inc.	2,884	488	-	-	6,170
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Columbus McKinnon Corp. (NY Shares)	$ 16,897	$ 4,333	$ -	$ -	$ 27,151
Commerce Group, Inc., Massachusetts	16,712	83,375	-	1,344	110,701
Communications Systems, Inc.	6,544	-	-	200	7,819
Cooper Companies, Inc.	110,501	-	-	75	127,751
Corinthian Colleges, Inc.	93,940	-	45,592	-	-
Corvel Corp.	22,443	-	38,717	-	-
CPAC, Inc.	3,348	-	4,993	81	-
CPI International, Inc.	16,791	-	1,999	-	20,541
Craftmade International, Inc.	-	7,655	-	126	6,926
CTS Corp.	32,225	-	14,249	170	-
D.R. Horton, Inc.	670,089	1,838	-	14,083	695,289
Dataram Corp.	4,019	-	-	155	3,624
DCC plc (Ireland)	199,318	-	-	1,906	278,624
Decorator Industries, Inc.	2,094	-	-	22	1,619
Delta Apparel, Inc.	14,854	156	-	129	14,838
Deswell Industries, Inc.	8,931	-	868	474	11,150
Direct General Corp.	35,109	-	44,971	169	-
Ditech Networks, Inc.	26,260	-	-	-	28,136
Dollar General Corp.	396,165	22,502	434	4,677	665,586
Dollar Tree Stores, Inc.	149,822	-	23,657	-	196,600
Dominion Homes, Inc.	6,339	-	-	-	4,346
Doral Financial Corp.	37,376	-	14,925	-	-
Draka Holding NV	60,444	-	-	-	128,373
Drew Industries, Inc.	43,035	-	571	-	52,517
DSG International Ltd.	-	-	2,484	-	-
Ducommun, Inc.	18,091	318	9,305	-	18,626
Eagle Test Systems, Inc.	11,238	18,114	8,797	-	23,810
ECtel Ltd.	7,508	-	-	-	6,143
Educational Development Corp.	2,592	-	-	-	2,964
Encore Acquisition Co.	80,436	-	19,148	-	-
Encore Wire Corp.	-	58,388	-	93	64,242
Epic Bancorp	3,761	-	-	20	4,024
Escalon Medical Corp.	2,838	-	-	-	2,358
ESS Technology, Inc.	6,766	-	3,996	-	-
Exact Holdings NV	36,404	-	2,933	1,888	-
Exactech, Inc.	15,815	-	-	-	18,910
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ExpressJet Holdings, Inc. Class A	$ 37,375	$ -	$ 328	$ -	$ 32,323
Fair, Isaac & Co., Inc.	93,249	8,226	-	179	107,130
Farstad Shipping ASA	50,368	-	-	-	65,134
Federal Screw Works	2,422	-	-	47	1,969
Financial Industries Corp.	11,071	-	64	-	8,349
Finlay Enterprises, Inc.	7,742	-	-	-	5,843
First Bancorp, Puerto Rico	75,313	877	-	1,511	100,621
First Mutual Bancshares, Inc.	14,204	578	312	179	14,727
FMC Corp.	178,901	-	1,702	1,557	221,174
Footstar, Inc.	8,971	-	-	-	17,680
Foremost Income Fund	24,305	-	-	1,285	21,667
Fossil, Inc.	129,190	-	3,221	-	197,190
Fremont General Corp.	90,525	16,837	-	1,233	47,188
Fresh Del Monte Produce, Inc.	97,462	40	-	580	118,223
Friedmans, Inc. Class A	-	-	-	-	-
Gehl Co.	19,334	-	7,690	-	-
Genesco, Inc.	63,038	-	20,125	-	97,900
Genlyte Group, Inc.	184,308	-	-	-	206,727
Gildan Activewear, Inc. Class A	179,417	-	-	-	266,402
Global Imaging Systems, Inc.	98,195	11,765	5,329	-	144,449
Goodfellow, Inc.	9,477	-	151	451	12,107
GrafTech International Ltd.	33,162	7,926	-	-	75,264
Greenbrier Companies, Inc.	44,017	-	-	380	36,348
Hampshire Group Ltd.	15,512	-	-	-	16,207
Hankook Shell Oil Co. Ltd.	4,744	-	-	384	5,282
Hardinge, Inc.	12,263	-	-	115	24,592
Harris Steel Group, Inc.	43,714	-	64,831	247	-
Health Management Associates, Inc. Class A	502,535	-	-	250,155	264,245
Heijmans NV	100,655	-	5,124	3,144	116,443
Helen of Troy Ltd.	53,794	-	-	-	68,105
Henry Boot PLC	38,995	-	-	252	64,743
Horizon Health Corp.	10,874	641	-	-	16,949
Hot Topic, Inc.	66,083	-	20,916	-	28,225
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
HTL International Holdings Ltd.	$ 19,647	$ -	$ -	$ 786	$ 15,445
ICT Automatisering NV	10,027	-	1,091	-	9,066
InFocus Corp.	10,281	-	9,800	-	-
Innospec, Inc.	33,711	-	7,384	231	66,290
Interstate Bakeries Corp.	18,944	-	807	-	9,318
Intest Corp.	3,855	-	-	-	4,192
Intracom Holdings SA (Reg.)	43,604	-	4,895	-	-
INZI Controls Co. Ltd.	8,605	-	-	165	6,457
IPC Holdings Ltd.	114,960	-	7,567	1,990	112,425
Jack Henry & Associates, Inc.	111,193	7,216	1,979	1,090	147,250
Jack in the Box, Inc.	140,012	-	16,220	-	218,813
JAKKS Pacific, Inc.	22,508	6,783	-	-	42,559
JLM Couture, Inc.	493	-	-	-	503
Jos. A. Bank Clothiers, Inc.	7,310	27,288	-	-	48,952
K-Swiss, Inc. Class A	17,833	58,194	-	230	76,540
KEC Corp.	-	-	-	-	5,789
KEC Holdings Co. Ltd.	11,154	-	-	59	3,069
KHD Humboldt Wedag International Ltd.	22,143	-	-	-	37,052
Komag, Inc.	-	102,015	-	-	85,714
Komplett ASA	13,741	-	-	222	19,400
Korea Electric Terminal Co. Ltd.	9,101	-	-	110	12,484
Labor Ready, Inc.	-	39,689	-	-	52,080
Lenox Group, Inc.	9,678	-	-	-	10,985
Libbey, Inc.	11,140	-	-	105	26,200
LifePoint Hospitals, Inc.	113,704	11,691	8,220	-	127,785
Lincare Holdings, Inc.	327,214	5,649	-	-	377,125
M/I Homes, Inc.	55,741	-	-	130	51,433
Maine & Maritimes Corp.	1,822	635	-	-	3,539
MAIR Holdings, Inc.	11,100	-	-	-	14,060
Marine Products Corp.	33,232	-	-	621	34,203
Marten Transport Ltd.	14,402	5,634	812	-	22,563
Massachusetts Financial Corp. Class A	1,146	-	-	-	2,406
Medical Action Industries, Inc.	23,179	-	-	-	35,725
Melexis NV	48,425	-	-	1,647	58,879
Mercury Computer Systems, Inc.	18,180	609	1,702	-	17,338
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Merit Medical Systems, Inc.	$ 39,505	$ 651	$ 4,517	$ -	$ 28,249
Mesa Laboratories, Inc.	3,369	64	-	76	4,401
Metro One Telecommunications, Inc.	1,408	-	1,422	-	-
Metro, Inc. Class A (sub. vtg.)	255,548	-	-	2,345	338,227
Michang Oil Industrial Co. Ltd.	2,804	-	-	109	4,334
Micronetics, Inc.	-	3,000	-	-	3,160
MOCON, Inc.	2,983	-	-	75	4,404
Monaco Coach Corp.	17,730	-	5,214	281	-
Monro Muffler Brake, Inc.	24,808	-	2,805	152	-
Monterey Gourmet Foods, Inc.	6,249	-	4,855	-	-
Moog, Inc. Class A	110,918	18,000	-	-	159,565
Mothers Work, Inc.	18,195	-	5,118	-	14,579
Multimedia Games, Inc.	20,950	906	16,722	-	-
Murakami Corp.	6,247	-	84	48	5,196
National Dentex Corp.	11,260	735	-	-	7,282
National Healthcare Corp.	46,190	-	24,854	452	-
National Western Life Insurance Co. Class A	53,645	-	-	84	62,438
NCI Building Systems, Inc.	98,154	-	5,896	-	99,938
Neoware, Inc.	7,316	16,252	6,397	-	17,168
NETGEAR, Inc.	63,740	913	-	-	112,259
Netsmart Technologies, Inc.	5,558	-	6,154	-	-
Newship Ltd.	675	-	-	-	-
Next PLC	459,451	-	11,672	4,212	662,236
Ngai Lik Industrial Holdings Ltd.	5,058	-	-	67	4,153
Nicholas Financial, Inc.	7,580	-	454	-	6,216
North Central Bancshares, Inc.	5,653	-	200	142	5,542
Northrim Bancorp, Inc.	3,474	6,561	-	146	11,422
Northwest Pipe Co.	18,410	-	24,047	-	-
Nutraceutical International Corp.	16,146	-	-	-	18,662
Odyssey Healthcare, Inc.	51,112	-	-	-	37,859
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oil States International, Inc.	$ 136,906	$ 6,203	$ -	$ -	$ 152,143
Old Dominion Freight Lines, Inc.	-	91,125	-	-	97,994
OM Group, Inc.	91,312	-	-	-	136,578
Omnivision Technologies, Inc.	4,750	41,740	-	-	40,898
On Assignment, Inc.	15,757	-	17,285	-	-
Optical Cable Corp.	2,347	-	-	-	3,171
Option Care, Inc.	36,157	2,679	-	204	46,658
Orbotech Ltd.	64,680	-	-	-	68,790
Oriental Financial Group, Inc.	16,763	1,991	-	545	17,300
Orthofix International NV	55,680	-	607	-	73,780
Overland Storage, Inc.	10,080	-	2,846	-	3,752
P&F Industries, Inc. Class A	3,815	-	-	-	5,012
P.A.M. Transportation Services, Inc.	17,206	-	-	-	11,529
Pacific Sunwear of California, Inc.	125,931	-	-	-	158,017
Packeteer, Inc.	31,769	1,201	-	-	34,160
Papa John's International, Inc.	93,206	-	8,419	-	81,382
Pason Systems, Inc.	71,801	-	-	277	70,232
Peak International Ltd.	2,594	-	-	-	3,083
Pemco Aviation Group, Inc.	2,453	-	-	-	2,396
Pericom Semiconductor Corp.	21,840	-	25,889	-	-
Perry Ellis International, Inc.	15,361	-	15,438	-	-
Pervasive Software, Inc.	9,189	91	-	-	9,537
Petroleum Development Corp.	56,789	-	-	-	66,300
Piolax, Inc.	17,617	-	1,831	163	15,638
Plantronics, Inc.	73,994	-	-	713	119,408
Pomeroy IT Solutions, Inc.	9,164	-	-	-	11,693
Progress Software Corp.	52,001	1,920	-	-	71,796
ProSafe ASA	130,469	-	6,233	5,703	-
Qualstar Corp.	3,808	-	450	-	3,338
Quiksilver, Inc.	155,180	-	-	-	159,374
Quipp, Inc.	1,090	-	-	21	1,132
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
R&G Financial Corp. Class B	$ 15,442	$ -	$ -	$ -	$ 7,833
RCM Technologies, Inc.	5,779	-	-	-	8,436
RehabCare Group, Inc.	24,031	-	1,010	-	19,984
Reliability, Inc.	153	-	162	-	-
ResCare, Inc.	19,020	9,365	-	-	27,599
Rex Stores Corp.	19,586	-	-	-	23,366
Ringerikes Sparebank	1,461	-	-	66	1,259
Rocky Brands, Inc.	5,961	-	-	-	6,031
Ruby Tuesday, Inc.	139,930	-	-	1,593	170,516
Ryan's Restaurant Group, Inc.	61,825	-	63,747	-	-
S.Y. Bancorp, Inc.	25,163	-	1,436	360	18,864
Safeway, Inc.	702,025	-	150,436	4,011	-
Saga Communications, Inc. Class A	13,754	-	-	-	18,098
ScanSource, Inc.	72,543	3,555	-	-	73,882
ScS Upholstery PLC	21,314	-	-	580	16,233
SED International Holdings, Inc.	408	-	-	-	480
Seksun Corp. Ltd.	6,408	-	-	116	10,506
Shaw Group, Inc.	129,105	-	-	-	202,362
Shinsegae Engineering & Construction Co. Ltd.	12,227	371	-	282	14,129
ShoLodge, Inc.	2,753	-	-	-	2,628
SigmaTel, Inc.	16,480	-	-	-	12,896
Sigmatron International, Inc.	3,198	7	-	-	3,503
Simpson Manufacturing Co. Ltd.	120,911	14,050	-	1,251	154,761
Sino-Forest Corp.	45,119	-	6,004	-	102,171
Sino-Forest Corp.	22,163	-	-	-	53,518
Sonic Corp.	177,120	-	91,895	-	112,200
Southern Energy Homes, Inc.	9,633	-	11,901	-	-
SpectraLink Corp.	12,326	87	15,236	-	-
Spectrum Control, Inc.	12,774	-	3,429	-	13,257
Spherion Corp.	21,944	-	17,437	-	-
Sportscene Group, Inc. Class A	5,299	-	-	88	5,677
Stanley Furniture Co., Inc.	29,432	-	-	338	28,132
Stantec, Inc.	64,080	-	-	-	112,755
Steiner Leisure Ltd.	67,101	-	-	-	80,962
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sterling Bancorp, New York	$ 26,548	$ -	$ 18,269	$ 545	$ -
Stoneridge, Inc.	21,418	-	8,440	-	15,845
Strattec Security Corp.	20,025	-	-	-	23,690
Summa Industries, Inc.	4,331	-	6,563	26	-
Sunjin Co. Ltd.	8,442	-	-	148	8,494
Superior Essex, Inc.	55,619	-	4,725	-	60,156
SYNNEX Corp.	47,334	3,171	39	-	48,056
Tap Oil NL	13,771	-	-	-	11,336
TB Wood's Corp.	1,991	471	5,830	59	-
Technology Solutions Co.	1,731	-	1,526	-	-
Teekay Shipping Corp.	178,284	-	2,916	2,957	244,565
Tejon Ranch Co.	40,006	-	-	-	48,839
The Allied Defense Group, Inc.	1,101	4,391	-	-	2,924
The BISYS Group, Inc.	93,206	-	42,923	-	-
The PMI Group, Inc.	378,956	-	-	1,406	432,595
Theragenics Corp.	9,254	-	89	-	17,759
Timberland Co. Class A	75,378	41,816	-	-	114,571
Tokyo Kisen Co. Ltd.	3,526	-	-	87	4,143
Total Energy Services Trust	40,117	-	1,947	1,900	29,619
Tower Automotive, Inc.	344	-	289	-	-
Trifast PLC	7,239	-	-	109	11,997
TT electronics PLC	33,686	-	8,819	690	38,200
TTI Team Telecom International Ltd.	4,092	-	3,846	-	-
Universal Security Instruments, Inc.	-	4,973	-	-	7,479
UnumProvident Corp.	308,370	1,645	25,554	4,223	447,840
UnumProvident Corp. unit	20,832	2,687	-	1,392	-
Up, Inc.	4,548	-	-	84	4,051
URS Corp.	118,800	-	92,332	-	-
USEC, Inc.	90,748	-	1,893	-	171,445
USG Corp.	305,976	-	9,825	-	295,360
Utah Medical Products, Inc.	14,171	-	-	298	15,415
W Holding Co., Inc.	53,309	1,652	-	1,323	50,348
W&T Offshore, Inc.	208,788	23,937	3,600	615	206,380
Washington Savings Bank Fsb	3,720	-	-	37	3,951
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Metals Corp.	$ 257	$ -	$ 111	$ -	$ 207
Westwood One, Inc.	29,772	4,593	-	649	34,416
Wheeling Pittsburgh Corp.	18,648	-	4,017	-	-
Winland Electronics, Inc.	1,261	-	-	-	1,300
Wireless Telecom Group, Inc.	3,831	272	-	-	5,205
Wolverine Tube, Inc.	6,569	-	300	-	2,744
XETA Technologies, Inc.	2,457	-	281	-	3,392
Xyratex Ltd.	34,744	17,527	-	-	53,883
Yankee Candle Co., Inc.	110,367	-	157,273	568	-
Young Innovations, Inc.	29,202	948	-	102	23,491
Total	$ 15,988,089	$ 928,319	$ 1,620,624	$ 377,526	$ 17,183,022
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $26,096,811,000. Net unrealized appreciation aggregated $15,811,387,000, of which $17,006,906,000 related to appreciated investment securities and $1,195,519,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

April 30, 2007

1.800366.103

FVD-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.4%
Renault SA	22,000	$ 2,873,629
Winnebago Industries, Inc.	59,327	1,902,024
		4,775,653
Diversified Consumer Services - 0.7%
Service Corp. International	478,000	5,807,700
Stewart Enterprises, Inc. Class A	310,400	2,334,208
		8,141,908
Hotels, Restaurants & Leisure - 1.6%
Accor SA	32,300	3,062,441
Aristocrat Leisure Ltd.	267,600	3,688,992
Chipotle Mexican Grill, Inc. Class B (a)	1	60
Greek Organization of Football Prognostics SA	16,400	624,386
Jollibee Food Corp.	637,800	665,776
McDonald's Corp.	144,433	6,973,225
Minor International PCL (For. Reg.)	1,688,900	548,801
WMS Industries, Inc. (a)	91,265	3,637,823
		19,201,504
Household Durables - 2.0%
Bassett Furniture Industries, Inc.	111,261	1,575,456
Beazer Homes USA, Inc.	30,800	1,028,104
Black & Decker Corp.	38,400	3,483,648
Cyrela Brazil Realty SA	47,200	507,901
KB Home	50,600	2,231,966
La-Z-Boy, Inc. (d)	128,200	1,498,658
The Stanley Works	60,300	3,514,284
Urbi, Desarrollos Urbanos, SA de CV (a)	334,800	1,398,834
Whirlpool Corp.	78,400	8,312,752
		23,551,603
Internet & Catalog Retail - 0.1%
FTD Group, Inc.	45,100	805,035
Leisure Equipment & Products - 0.6%
Brunswick Corp.	98,800	3,236,688
Eastman Kodak Co.	153,500	3,823,685
MarineMax, Inc. (a)	22,700	450,141
		7,510,514
Media - 1.4%
CKX, Inc. (a)	132,009	1,376,854
Getty Images, Inc. (a)	66,300	3,447,600
Grupo Televisa SA de CV (CPO) sponsored ADR	31,100	872,355
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp.:
Class A	119,152	$ 2,667,813
Class B	12,500	300,000
R.H. Donnelley Corp.	68,400	5,341,356
Viacom, Inc. Class B (non-vtg.) (a)	57,500	2,371,875
		16,377,853
Multiline Retail - 1.0%
JCPenney Co., Inc.	50,300	3,978,227
Retail Ventures, Inc. (a)	54,733	1,115,459
Sears Holdings Corp. (a)	22,300	4,257,293
Tuesday Morning Corp.	135,282	1,888,537
		11,239,516
Specialty Retail - 1.1%
AutoZone, Inc. (a)	8,900	1,184,056
OfficeMax, Inc.	189,100	9,307,502
Truworths International Ltd.	120,400	671,121
Williams-Sonoma, Inc.	63,800	2,247,036
		13,409,715
Textiles, Apparel & Luxury Goods - 0.9%
G-III Apparel Group Ltd. (a)	114,800	2,027,368
Liz Claiborne, Inc.	124,527	5,568,847
VF Corp.	30,300	2,660,643
		10,256,858
TOTAL CONSUMER DISCRETIONARY		115,270,159
CONSUMER STAPLES - 6.5%
Beverages - 0.5%
Anadolu Efes Biracilk Ve Malt Sanyii AS	18,000	614,346
Fomento Economico Mexicano SA de CV sponsored ADR	11,700	1,259,973
Pernod Ricard SA	6,600	1,411,747
Remy Cointreau SA	33,400	2,449,798
		5,735,864
Food & Staples Retailing - 1.1%
Rite Aid Corp. (d)	522,700	3,209,378
Safeway, Inc.	211,744	7,686,307
Wal-Mart de Mexico SA de CV Series V	396,082	1,553,256
		12,448,941
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.4%
BioMar Holding AS	67,650	$ 4,101,277
Bunge Ltd.	41,200	3,121,312
Cermaq ASA	196,700	3,471,585
Chaoda Modern Agriculture (Holdings) Ltd.	1,158,000	962,218
Chiquita Brands International, Inc. (d)	341,800	5,068,894
Kraft Foods, Inc. Class A	95,084	3,182,461
Marine Harvest ASA (a)	2,997,000	3,244,193
Tyson Foods, Inc. Class A	217,200	4,552,512
		27,704,452
Household Products - 0.2%
Central Garden & Pet Co.	149,300	2,211,133
Personal Products - 1.2%
Avon Products, Inc.	202,200	8,047,560
Playtex Products, Inc. (a)	429,049	6,530,126
		14,577,686
Tobacco - 1.1%
Altria Group, Inc.	137,400	9,469,608
Japan Tobacco, Inc.	680	3,321,733
		12,791,341
TOTAL CONSUMER STAPLES		75,469,417
ENERGY - 13.6%
Energy Equipment & Services - 5.3%
Diamond Offshore Drilling, Inc.	214,100	18,326,960
National Oilwell Varco, Inc. (a)	290,947	24,686,853
Transocean, Inc. (a)	218,000	18,791,600
		61,805,413
Oil, Gas & Consumable Fuels - 8.3%
Cabot Oil & Gas Corp.	337,200	12,280,824
Canadian Natural Resources Ltd.	141,500	8,432,120
Chesapeake Energy Corp.	76,700	2,588,625
CONSOL Energy, Inc.	151,000	6,322,370
EOG Resources, Inc.	92,600	6,800,544
Noble Energy, Inc.	92,600	5,445,806
Peabody Energy Corp.	132,400	6,352,552
Plains Exploration & Production Co. (a)	266,500	12,522,835
Range Resources Corp.	176,000	6,432,800
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	2,608	$ 68,069
Valero Energy Corp.	429,700	30,177,831
		97,424,376
TOTAL ENERGY		159,229,789
FINANCIALS - 23.5%
Capital Markets - 2.9%
Ares Capital Corp.	178,100	3,198,676
Bank of New York Co., Inc.	101,000	4,088,480
Franklin Resources, Inc.	24,200	3,177,702
Janus Capital Group, Inc.	134,300	3,360,186
Merrill Lynch & Co., Inc.	103,210	9,312,638
Morgan Stanley	132,900	11,164,929
		34,302,611
Commercial Banks - 2.8%
Cathay General Bancorp	85,243	2,795,118
Commerce Bancorp, Inc.	102,000	3,410,880
East West Bancorp, Inc.	94,100	3,750,826
Hanmi Financial Corp.	212,300	3,483,843
PNC Financial Services Group, Inc.	46,000	3,408,600
UCBH Holdings, Inc.	176,892	3,176,980
Wachovia Corp.	127,253	7,067,632
Wells Fargo & Co.	159,400	5,720,866
		32,814,745
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	136,500	2,339,610
Diversified Financial Services - 4.6%
Bank of America Corp.	370,400	18,853,360
JPMorgan Chase & Co.	674,900	35,162,289
		54,015,649
Insurance - 7.9%
AFLAC, Inc.	101,800	5,226,412
American International Group, Inc.	262,400	18,344,384
Aspen Insurance Holdings Ltd.	461,537	12,235,346
Axis Capital Holdings Ltd.	364,444	13,520,872
Endurance Specialty Holdings Ltd.	318,212	11,907,493
Hartford Financial Services Group, Inc.	52,400	5,302,880
MetLife, Inc.	68,000	4,467,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	384,534	$ 13,158,753
Prudential Financial, Inc.	58,500	5,557,500
Universal American Financial Corp. (a)	141,800	2,631,808
		92,353,048
Real Estate Investment Trusts - 2.8%
Corporate Office Properties Trust (SBI)	95,300	4,489,583
Developers Diversified Realty Corp.	110,100	7,167,510
Duke Realty LP	102,900	4,436,019
Equity Residential (SBI)	33,600	1,560,048
General Growth Properties, Inc.	87,290	5,573,467
Kimco Realty Corp.	93,900	4,513,773
UDR, Inc.	160,100	4,809,404
		32,549,804
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	139,000	4,310,029
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	65,500	2,428,740
Fannie Mae	80,800	4,760,736
Hudson City Bancorp, Inc.	264,400	3,521,808
New York Community Bancorp, Inc. (d)	318,400	5,559,264
Radian Group, Inc.	99,412	5,776,831
		22,047,379
TOTAL FINANCIALS		274,732,875
HEALTH CARE - 5.8%
Biotechnology - 0.2%
Amgen, Inc. (a)	33,900	2,174,346
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	98,800	7,774,572
C.R. Bard, Inc.	86,800	7,215,684
		14,990,256
Health Care Providers & Services - 1.0%
Acibadem Saglik Hizmetleri AS	104,653	1,283,570
Brookdale Senior Living, Inc.	115,100	5,226,691
Bumrungrad Hospital PCL (For. Reg.)	491,500	678,418
DaVita, Inc. (a)	75,100	4,101,211
Henry Schein, Inc. (a)	1,300	67,769
		11,357,659
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Cerner Corp. (a)	68,800	$ 3,662,912
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. (a)	14,000	728,840
Pharmaceuticals - 3.0%
Merck & Co., Inc.	344,800	17,736,512
MGI Pharma, Inc. (a)	159,000	3,501,180
Pfizer, Inc.	396,400	10,488,744
Wyeth	62,400	3,463,200
		35,189,636
TOTAL HEALTH CARE		68,103,649
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.7%
General Dynamics Corp.	58,800	4,615,800
Honeywell International, Inc.	241,800	13,100,724
Precision Castparts Corp.	34,124	3,552,650
United Technologies Corp.	146,700	9,847,971
		31,117,145
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	53,700	3,782,091
Building Products - 0.3%
Masco Corp.	114,200	3,107,382
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.	186,800	2,497,516
The Brink's Co.	19,400	1,231,900
Waste Management, Inc.	66,500	2,487,765
		6,217,181
Construction & Engineering - 1.5%
Fluor Corp.	122,798	11,741,945
Shaw Group, Inc. (a)	179,968	5,836,362
		17,578,307
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	42,000	2,089,920
Industrial Conglomerates - 0.5%
Tyco International Ltd.	175,900	5,739,617
Machinery - 1.8%
Dover Corp.	44,400	2,136,528
Flowserve Corp.	75,930	4,632,489
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Oshkosh Truck Co.	58,100	$ 3,250,114
SPX Corp.	154,920	10,980,730
		20,999,861
Road & Rail - 1.2%
Con-way, Inc.	108,200	5,910,966
Landstar System, Inc.	54,400	2,628,064
Union Pacific Corp.	51,600	5,895,300
		14,434,330
TOTAL INDUSTRIALS		105,065,834
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR	170,700	2,261,775
Comverse Technology, Inc. (a)	120,100	2,723,868
Motorola, Inc.	247,500	4,289,175
Nokia Corp. sponsored ADR	225,400	5,691,350
		14,966,168
Computers & Peripherals - 2.7%
Dell, Inc. (a)	152,400	3,842,004
Hewlett-Packard Co.	144,500	6,089,230
Intermec, Inc. (a)	207,900	4,642,407
International Business Machines Corp.	91,100	9,311,331
NCR Corp. (a)	72,300	3,643,920
QLogic Corp. (a)	155,000	2,771,400
Sun Microsystems, Inc. (a)	196,500	1,025,730
		31,326,022
Electronic Equipment & Instruments - 3.4%
Agilent Technologies, Inc. (a)	103,100	3,543,547
Amphenol Corp. Class A	306,057	10,745,661
Arrow Electronics, Inc. (a)	214,531	8,478,265
Avnet, Inc. (a)	165,699	6,777,089
Flextronics International Ltd. (a)	383,900	4,280,485
Ingram Micro, Inc. Class A (a)	119,600	2,346,552
Molex, Inc.	114,400	3,418,272
		39,589,871
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
Google, Inc. Class A (sub. vtg.) (a)	11,200	$ 5,279,456
VeriSign, Inc. (a)	176,100	4,816,335
		10,095,791
IT Services - 0.3%
Mastercard, Inc. Class A	33,400	3,730,112
Office Electronics - 0.3%
Xerox Corp. (a)	225,700	4,175,450
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	256,994	3,551,657
Applied Materials, Inc.	270,400	5,197,088
ASML Holding NV (NY Shares) (a)	200,300	5,458,175
Atmel Corp. (a)	624,100	3,320,212
Axcelis Technologies, Inc. (a)	301,200	2,304,180
Broadcom Corp. Class A (a)	83,700	2,724,435
Brooks Automation, Inc. (a)	153,400	2,679,898
Cypress Semiconductor Corp. (a)	59,400	1,355,508
Fairchild Semiconductor International, Inc. (a)	182,200	3,206,720
FormFactor, Inc. (a)	100,900	4,166,161
Hittite Microwave Corp. (a)	53,400	2,412,612
Integrated Device Technology, Inc. (a)	369,200	5,530,616
Intel Corp.	217,400	4,674,100
Intersil Corp. Class A	108,200	3,223,278
Lam Research Corp. (a)	68,300	3,673,174
Linear Technology Corp.	99,600	3,727,032
Maxim Integrated Products, Inc.	121,100	3,841,292
Microchip Technology, Inc.	62,900	2,537,386
National Semiconductor Corp.	225,330	5,926,179
ON Semiconductor Corp. (a)	700,687	7,504,358
Saifun Semiconductors Ltd. (a)	198,500	2,139,830
Silicon Motion Technology Corp. sponsored ADR (a)	129,400	3,139,244
Teradyne, Inc. (a)	205,400	3,584,230
Volterra Semiconductor Corp. (a)(d)	197,800	3,127,218
		89,004,583
Software - 1.9%
Business Objects SA sponsored ADR (a)	89,845	3,370,086
Microsoft Corp.	185,900	5,565,846
Nintendo Co. Ltd.	11,200	3,499,016
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	178,500	$ 3,141,600
Ubisoft Entertainment SA (a)	126,896	6,320,423
		21,896,971
TOTAL INFORMATION TECHNOLOGY		214,784,968
MATERIALS - 2.9%
Chemicals - 1.1%
Agrium, Inc.	89,800	3,480,670
Arkema (a)	31,700	1,905,507
Celanese Corp. Class A	88,340	2,930,238
Monsanto Co.	82,300	4,854,877
		13,171,292
Metals & Mining - 1.6%
Alcoa, Inc.	153,900	5,461,911
Titanium Metals Corp.	365,600	12,624,168
		18,086,079
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	64,299	2,456,222
TOTAL MATERIALS		33,713,593
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	879,905	34,069,922
Verizon Communications, Inc.	437,100	16,688,478
		50,758,400
Wireless Telecommunication Services - 1.3%
America Movil SA de CV Series L sponsored ADR	51,700	2,715,801
Bharti Airtel Ltd. (a)	33,797	669,301
Cellcom Israel Ltd.	32,300	645,031
MTN Group Ltd.	147,200	2,168,302
Orascom Telecom Holding SAE GDR	8,342	561,417
Partner Communications Co. Ltd. ADR (d)	46,000	749,800
SBA Communications Corp. Class A (a)	67,796	1,994,558
Sprint Nextel Corp.	289,700	5,802,691
		15,306,901
TOTAL TELECOMMUNICATION SERVICES		66,065,301
Common Stocks - continued
	Shares	Value
UTILITIES - 4.4%
Electric Utilities - 1.3%
Entergy Corp.	57,300	$ 6,482,922
Exelon Corp.	40,100	3,023,941
PPL Corp.	129,100	5,630,051
		15,136,914
Independent Power Producers & Energy Traders - 2.2%
AES Corp. (a)	507,133	11,151,855
Constellation Energy Group, Inc.	141,780	12,635,434
Mirant Corp. (a)	54,600	2,449,902
		26,237,191
Multi-Utilities - 0.9%
CMS Energy Corp.	376,567	6,974,021
Public Service Enterprise Group, Inc.	33,500	2,896,075
		9,870,096
TOTAL UTILITIES		51,244,201
TOTAL COMMON STOCKS (Cost $1,003,298,913)		1,163,679,786
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 5.29% (b)	7,995,364	7,995,364
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	14,488,000	14,488,000
TOTAL MONEY MARKET FUNDS (Cost $22,483,364)		22,483,364
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,025,782,277)		1,186,163,150
NET OTHER ASSETS - (1.3)%		(15,242,355)
NET ASSETS - 100%		$ 1,170,920,795
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 817,456
Fidelity Securities Lending Cash Central Fund	67,273
Total	$ 884,729
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,029,962,241. Net unrealized appreciation aggregated $156,200,909, of which $164,616,859 related to appreciated investment securities and $8,415,950 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 22, 2007